SCHEDULE OF ANTI-DILUTIVE NET LOSS PER SHARE (Details) (Parenthetical)	3 Months Ended
Mar. 31, 2024 shares
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option vested	7,148,506